RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

26.RELATED PARTY TRANSACTIONS

Compensation of key management personnel

Key management personnel comprise members of the Board of Directors and key senior managers of the Corporation and its main subsidiaries. Their compensation is as follows:

	2018	2017	2016

Salaries and short-term benefits	$5,598	$4,445	$4,410
Share-based compensation	2,296	3,091	2,024
Other long-term benefits	1,847	1,373	1,742
	$9,741	$8,909	$8,176

Operating transactions

During the years ended December 31, 2018, 2017 and 2016, the Corporation and its subsidiaries made purchases and incurred rent charges with the parent corporation and affiliated corporations, which are included in purchase of goods and services. The Corporation and its subsidiaries also made sales to the parent corporation and affiliated corporations.  These transactions were accounted for at the consideration agreed between parties:

	2018	2017	2016

Ultimate parent and parent corporation :
Revenues	$577	$525	$455
Purchase of goods and services	9,353	8,698	8,037
Operating expenses recovered	(355)	(344)	(752)

Corporations under common control :
Revenues	4,985	5,481	5,906
Purchase of goods and services	105,493	103,519	104,244
Operating expenses recovered	(1,160)	(2,308)	(1,275)

Accounts receivable from affiliated corporations:

	2018	2017

Ultimate parent and parent corporation :
Accounts receivable	$2,185	$533
Dividends receivable	5,034	—
Interest receivable	—	4,174

Corporations under common control:
Accounts receivable	2,485	2,314
	$9,704	$7,021

Accounts payable to affiliated corporations:

	2018	2017

Ultimate parent and parent corporation :
Accounts payable	$11,147	$36,028
Interest payable	4,982	—

Corporations under common control:
Accounts payable	25,377	18,647
	$41,506	$54,675

Management arrangements

The Corporation pays annual management fees to the parent corporation for services rendered to the Corporation, including internal audit, legal and corporate, financial planning and treasury, tax, real estate, human resources, risk management, public relations and other services. Management fees amounted to $53.0 million in 2018 ($53.0 million in 2017 and in 2016). In addition, the parent corporation is entitled to the reimbursement of out-of-pocket expenses incurred in connection with the services provided under the agreement.